Imperial Fund I, LLC ABS-15G

Exhibit 99.20

Data Comparison
Run Date - 2/11/2021
Loan #1	Loan #2	Field	Loan Value	Tape Value	Variance	Variance %	Comment	Tape Source	Tape Type
IMPRL2021-NQM1-95		Lien Priority Type	First	1st				Initial
IMPRL2021-NQM1-95		Subject Property Type	Single Family	Detached				Initial